Dividends on Ordinary Shares - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Dividends On Ordinary Shares [Abstract]
Dividends declared and paid	£ 1,346	£ 103